Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2026	Dec. 31, 2025	Oct. 21, 2025	Oct. 03, 2025	Dec. 31, 2024
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,250,000
Common stock, shares authorized		1,000,000,000
Common stock, shares outstanding	1,028,702	356,794
Common stock, shares issued	1,028,702	356,794	3,127	3,126
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,250,000	1,250,000			1,250,000
Preferred stock, shares outstanding	111	111			111
Preferred stock, shares issued	111	111			111
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	35,000	35,000			35,000
Preferred stock, shares outstanding	27,134	30,808			0
Preferred stock, shares issued	27,134	30,808
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000			130,000,000
Common stock, shares outstanding	1,028,702	356,794			231,973
Common stock, shares issued	1,028,702	356,794